Note 5 - Debt - Interest Expense (Details) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt discount amortization	$ 0	$ 124,185
Convertible Debt [Member]
Debt discount amortization		$ 124,185